CAPITAL AND TREASURY STOCK (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) shares	Sep. 30, 2016 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
CAPITAL AND TREASURY STOCK
Amount of convertible notes early converted			$ 368,221,572	¥ 2,395,760,015		¥ 2,604,871,611		¥ 118,973,721
Treasury stock delivered to the notes holders, per early conversion (in shares) | shares			318,170	318,170	330,048	330,048	244,466	244,466
Treasury stock, shares | shares			2,929,139			3,247,309			2,929,139
Treasury stock at cost			$ 324,427,189			¥ 2,235,574,510			¥ 2,110,820,623
Convertible Senior Notes
CAPITAL AND TREASURY STOCK
Amount of convertible notes early converted | $			19,600,000		$ 21,600,000		$ 16,500,000
ADS
CAPITAL AND TREASURY STOCK
Issuance cost | ¥		¥ 226,000,000
ADS | Over allotment option
CAPITAL AND TREASURY STOCK
Aggregate number of ADS shares | shares	32,775,000	32,775,000
Additional number of shares | shares	4,275,000	4,275,000
Aggregate amount of offering price | $	$ 1,500,000,000
Baidu | ADS
CAPITAL AND TREASURY STOCK
Aggregate investment amount | $			100,000,000
Priceline Group | ADS
CAPITAL AND TREASURY STOCK
Aggregate investment amount | $			$ 25,000,000